September 1, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

ATTN:	Office of Filings, Information and Consumer Services

RE:	Comstock Funds, Inc. (the “Company”) File Nos. 33-40771 and 811-05502
Dear Staff Member:
     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Class AAA Shares Prospectus and Class A, C and R Shares Prospectus for the above-referenced Company do not differ from those contained in Post-Effective Amendment No. 32 (the “Amendment”) to the Company’s Registration Statement on Form N-1A. This Amendment was filed electronically on August 29, 2011 (Accession # 0000950123-11-080927).
     If you have any questions, concerning this filing, you may contact the undersigned at (212) 318-6275.

Very truly yours,
/s/ Rachael Schwartz
Rachael Schwartz, Esq.
Paul Hastings LLP

cc:	B. Alpert — Gabelli Funds, LLC A. Mullady – Gabelli Funds, LLC A. Lonergan H. Robichaud D. Gladstone